Interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest [Abstract]
Debt	$ 509	$ 460	$ 474
The Bow Office Building	75	76	16
Capital Leases	37	9	2
Other	33	18	30
Interest	$ 654	$ 563	$ 522